Shareholder Report, Average Annual Return (Details) DFFU_U.S. High Relative Profitability Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	102 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. High Relative Profitability Portfolio – Institutional
Average Annual Return, Percent	13.93%	15.86%	14.78%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	21.14%	17.05%	14.82%